Reclassification (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification (Textual)
Loan receivable from related parties	$ 1,244,739	$ 2,109,780
Interest and fee on loans from third parties	$ 293,395	491,080	$ 779,832
Loan receivable from third parties [Member]
Reclassification (Textual)
Loan receivable from related parties		2,109,780	579,509
Interest and fee on loans from third parties		$ 491,080	$ 248,273